Related Parties - Disclosure of Directors and Prescribed Officers Who Own Shares in Harmony (Details) - shares	Jun. 30, 2021	Jun. 30, 2020
Directors | Peter Steenkamp1
Disclosure of transactions between related parties [line items]
Number of shares held	746,085	512,000
Directors | Andre Wilkens
Disclosure of transactions between related parties [line items]
Number of shares held	101,301	101,301
Directors | Frank Abbott2
Disclosure of transactions between related parties [line items]
Number of shares held		1,142,010
Directors | Harry 'Mashego' Mashego1
Disclosure of transactions between related parties [line items]
Number of shares held	3,319	0
Directors | Ken Dicks3
Disclosure of transactions between related parties [line items]
Number of shares held		35,000
Directors | Boipelo Lekubo, Director
Disclosure of transactions between related parties [line items]
Number of shares held	3,581	0
Prescribed officers | Beyers Nel1
Disclosure of transactions between related parties [line items]
Number of shares held	216,175	42,486
Prescribed officers | Johannes van Heerden1
Disclosure of transactions between related parties [line items]
Number of shares held	166,156	160,000
Prescribed officers | Philip Tobias1, 4
Disclosure of transactions between related parties [line items]
Number of shares held	347,462	169,294
Prescribed officers | Marian van der Walt, Prescribed Officer
Disclosure of transactions between related parties [line items]
Number of shares held	139,356	0